Financial instruments	3 Months Ended
Mar. 31, 2020
Financial instruments
Financial instruments

7. Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. In addition, for the current year the fair value disclosure of lease liabilities is not required.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total				Total
	FVTPL	FVOCI	amortized	at amortized	carrying				fair
3/31/2020			cost	cost	amount	Level 1	Level 2	Level 3	value

Current assets

Cash and cash equivalents	--	--	3,272	--	3,272	--	--	--	--

Financial assets	3,483	--	1,442	--	4,925
Bond funds	1,483	--	--	--	1,483	1,483	--	--	1,483
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000
Restricted Cash	--	--	1,442	--	1,442	--	--	--	--

Trade receivables, net	--	--	5,979	--	5,979	--	--	--	--

Non-current assets

Financial assets	3,831	5	--	--	3,836	--	3,831	5	3,836
Derivative financial instruments	3,831	--	--	--	3,831	--	3,831	--	3,831
Equity securities	--	5	--	--	5	--	--	5	5

Current liabilities

Trade payables	--	--	--	3,211	3,211	--	--	--	--

Financial liabilities	--	--	--	837	1,187	--	--	861	861
Bank overdraft	--	--	--	4	4	--	--	--	--
Long-term debt	--	--	--	833	817	--	--	861	861
Lease liability	--	--	--	na	366	--	--	--	--

Non-current liabilities

Financial liabilities	--	--	--	16,702	19,973	--	--	16,521	16,521
Long-term debt	--	--	--	16,702	16,781	--	--	16,521	16,521
Lease liability	--	--	--	na	3,192	--	--	--	--

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2019			cost	cost	amount	Level 1	Level 2	Level 3	Total

Current assets

Cash and cash equivalents	--	--	4,368	--	4,368	--	--	--	--

Financial assets	6,945	--	463	--	7,408	6,945	--	--	6,945
Bond funds (1)	3,667	--	--	--	3,667	3,667	--	--	3,667
Bond funds (restricted) (1)	2,000	--	--	--	2,000	2,000	--	--	2,000
Note receivable (1)	1,278	--	--	--	1,278	1,278	--	--	1,278
Restricted Cash	--	--	463	--	463	--	--	--	--

Trade receivables, net	--	--	5,915	--	5,915	--	--	--	--

Non-current assets

Financial assets	2,274	--	--	--	2,279	--	2,014	5	2,019
Derivative financial instruments (2)	2,274	--	--	--	2,274	--	2,014	--	2,014
Equity securities	--	5	--	--	5	--	--	5	5

Current liabilities

Trade payables	--	--	--	2,797	2,797	--	--	--	--

Financial liabilities	--	--	--	10,864	11,290	--	--	10,858	10,858
Long-term debt (3)	--	--	--	10,864	10,864	--	--	10,858	10,858
Lease liability	--	--	--	na	426	--	--	--	--

Non-current liabilities

Financial liabilities	--	--	--	6,682	9,866	--	--	6,148	6,148
Long-term debt (3)	--	--	--	6,682	6,682	--	--	6,148	6,148
Lease liability	--	--	--	na	3,184	--	--	--	--

(1)Comparative figures for the year ended December 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements.

(2)Comparative figures for the year ended December 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements.

(3)Priviously presented under level 2.

The fair value of the Company’s investments in the bond funds and note receivable was determined based on the unit prices quoted by the fund management company.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, credit lines and bank overdrafts approximate fair value.

The group’s policy is to recognise transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

In March 2020, there were no transfers of financial instruments measured at fair value between level 1 and level 2.